Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The changes in the carrying amount of goodwill for the six months ended June 30, 2014 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at December 31, 2013	$600,316	$172,027	$772,343
Acquisition	227,726	—	227,726
Foreign currency translation	—	(436)	(436)
Balance at June 30, 2014	$828,042	$171,591	$999,633

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014			December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks (1)	$504,854	$—	$504,854	$354,527	$—	$354,527
Intangible assets with finite lives:
Customer-related and other (1)	132,659	(23,399)	109,260	40,189	(18,789)	21,400
Supplier relationships (1)	12,000	(480)	11,520	—	—	—
Non-compete agreements (1)	600	(100)	500	—	—	—
Total	$650,113	$(23,979)	$626,134	$394,716	$(18,789)	$375,927

(1)
The increase in carrying amounts is attributable to the Earthbound Farm acquisition in the total amount of $255.6 million and the result of foreign currency translation adjustments in the amount of $0.2 million.

Amortization expense on finite-lived intangible assets for the six months ended June 30, 2014 and 2013 was $5.1 million and $1.4 million, respectively. Amortization expense on finite-lived intangible assets for the three months ended June 30, 2014 and 2013 was $2.5 million and $0.7 million, respectively. Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2014	$10.2
2015	10.1
2016	9.8
2017	9.6
2018	9.6

Goodwill and Intangible Assets
The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

	North America	Europe	Total
	(In thousands)
Balance at January 1, 2012	$600,316	$162,020	$762,336
Foreign currency translation	—	3,250	3,250
Balance at December 31, 2012	$600,316	$165,270	$765,586
Foreign currency translation	—	6,757	6,757
Balance at December 31, 2013	$600,316	$172,027	$772,343

There were no impairment charges related to goodwill during 2013, 2012, or 2011.
The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of December 31, 2013 and 2012 are as follows:

	December 31,
	2013			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(In thousands)
Intangible assets with indefinite lives:
Trademarks(1)	$354,527	$—	$354,527	$350,725	$—	$350,725
Intangible assets with finite lives:
Customer-related and other(1)	39,221	(17,826)	21,395	37,644	(14,714)	22,930
Trademarks	968	(963)	5	968	(962)	6
Total	$394,716	$(18,789)	$375,927	$389,337	$(15,676)	$373,661
___________________________

(1)	The increase in the carrying amount of intangible assets with indefinite lives is the result of foreign currency translation adjustments.
Amortization expense on finite-lived intangible assets for the years ended December 31, 2013, 2012, and 2011 was $2.9 million, $2.5 million, and $2.6 million, respectively. Estimated aggregate finite-lived intangible asset amortization expense for the next five years is as follows (in millions):

2014	$2.9
2015	2.8
2016	2.5
2017	2.5
2018	2.5